CHANGES IN EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Changes In Equity
Schedule of issued capital

		2022		2021		2020
	Million common shares	Million Reais	Million common shares	Million Reais	Million common shares	Million Reais
Beginning balance	15,744.4	58,042.5	15,735.1	57,899.1	15,733.6	57,866.8
Capital increase (i)	5.8	88.0	9.3	143.4	1.5	32.3
Final balance (ii)	15,750.2	58,130.5	15,744.4	58,042.5	15,735.1	57,899.1

(i)	Capital increase related to the issue of shares.

(ii)	The capital stock is fully subscribed and paid up.

Schedule of capital reserves

	Capital Reserves
	Treasury shares	Share Premium	Other capital reserves	Share-based Payments	Total

At January 1, 2020	(955.2)	53,662.8	700.9	1,403.0	54,811.5
Capital Increase	-	-	-	(32.3)	(32.3)
Purchases of shares, results of treasury shares and share-based payments	13.5	-	-	192.9	206.4
At December 31, 2020	(941.7)	53,662.8	700.9	1,563.6	54,985.6
Capital Increase	(60.0)	-	-	(74.4)	(134.4)
Purchases of shares, results of treasury shares and share-based payments	(36.1)	-	-	372.1	336.0
At December 31, 2021	(1,037.8)	53,662.8	700.9	1,861.3	55,187.2
Capital Increase	-	-	-	(64.2)	(64.2)
Purchases of shares, results of treasury shares and share-based payments	(35.6)	-	-	252.4	216.8
At December 31, 2022	(1,073.4)	53,662.8	700.9	2,049.5	55,339.8

Schedule of treasury shares

	Acquisition /realization of shares		Result of Treasury Shares	Total Treasury Shares
	Million shares	Million Brazilian Reais	Million shares	Million Brazilian Reais
At January 1, 2020	3.6	(68.2)	(887.0)	(955.2)
Changes during the year	(3.4)	65.0	(51.5)	13.5
At December 31, 2020	0.2	(3.2)	(938.5)	(941.7)
Changes during the year	5.6	(95.1)	(1.0)	(96.1)
At December 31, 2021	5.8	(98.3)	(939.5)	(1,037.8)
Changes during the year	2.7	(33.5)	(2.1)	(35.6)
At December 31, 2022	8.5	(131.8)	(941.6)	(1,073.4)

Schedule of net income reserves

	Net income reserves
	Investments reserve	Legal reserve	Fiscal incentive	Total
At January 1, 2020	10,798.1	4.5	10,071.6	20,874.2
Fiscal incentive reserve	-	-	1,332.8	1,332.8
Investments reserve	3,713.0	-	-	3,713.0
At December 31, 2020	14,511.1	4.5	11,404.4	25,920.0
Fiscal incentive reserve	-	-	1,423.5	1,423.5
Investments reserve	3,848.1	-	-	3,848.1
At December 31, 2021	18,359.2	4.5	12,827.9	31,191.6
Fiscal incentive reserve	-	-	2,018.7	2,018.7
Investments reserve	3,696.7	-	-	3,696.7
At December 31, 2022	22,055.9	4.5	14,846.6	36,907.0

Schedule of interest on shareholders' equity and dividends

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	6/12/2022	Interest on shareholder´s equity	12/29/2022	2022	ON	0.7623	11,999.8
							11,999.8

Distribution of interest on shareholders’ equity. In accordance with the Operations and Finance Committee recommendation at the meeting held on December 5, 2022, a distribution of interest on shareholders’ equity in the amount of R$0.7623 per share was approved, based on available balances, in the Company’s extraordinary balance sheet dated as at October 31, 2022, and in the Company’s investment reserve, pursuant to the balance sheet dated as at December 31, 2021, which were attributed to the minimum mandatory dividends of the same fiscal year. The interest on the shareholders’ equity distribution was taxed pursuant to the applicable law, which resulted in a net interest on shareholder’s equity distribution of R$0.6480 per Company share in fiscal year 2022.

The indicated payment was made on December 29, 2022, considering the shareholding position of December 19, 2022 with respect to B3 S.A. – (“Brasil, Bolsa, Balcão”), and December 21, 2022 with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Events during the year ended 2021:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/09/2021	Dividends	12/30/2021	2021	ON	0.1334	2,099.5
Board of Directors Meeting	12/09/2021	Interest on shareholder´s equity	12/30/2021	2021	ON	0.4702	7,400.1
							9,499.6

Distribution of Dividends. In accordance with the recommendation of the Operations, Finance and Compensation Committee at a meeting held on December 7, 2021, a distribution of dividends of R$0.1334 per share was approved, based on available balance and the Company’s extraordinary balance sheet dated as at November 30, 2021 and attributed to the minimum mandatory dividends for the same fiscal year, without income tax withholding in accordance with current legislation.

The indicated payment was made on December 30, 2021 considering the shareholding position of December 17, 2021 with respect to B3 S.A. – (“Brasil, Bolsa, Balcão”), and December 21, 2021 with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Distribution of interest on shareholders’ equity. In accordance with the recommendation of the Operations, Finance and Compensation Committee at a meeting held on December 7, 2021, a distribution of interest on shareholders’ equity of R$0.4702 per share was approved, based on the available balance and the Company’s extraordinary balance sheet dated as at November 30, 2021 and attributed to the minimum mandatory dividends for the same fiscal year. The distribution of interest on shareholder’s equity was taxed pursuant to applicable law, which resulted in a net distribution of interest on shareholder’s equity of R$0.3996 per share.

The indicated payment was made on December 30, 2021, considering the shareholding position of December 17, 2021 with respect to B3 S.A. – (“Brasil, Bolsa, Balcão”), and December 21, 2021 with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Events during the year ended 2020:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/21/2020	Dividends	01/28/2021	2020	ON	0.0767	1,206.9
Board of Directors Meeting	12/09/2020	Interest on shareholder´s equity	12/30/2020	2020	ON	0.4137	6,509.5
							7,716.4

Schedule of Carrying value adjustments

	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Put option granted on subsidiary	Gains/(losses) of non-controlling interest’s share	Business combination	Accounting adjustments for transactions between shareholders	Total

At January 1, 2020	3,583.4	645.1	(1,221.0)	(50.2)	14.5	156.1	(75,402.4)	(72,274.5)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	7,493.1	-	-	-	-	-	-	7,493.1
Cash flow hedges	-	99.4	-	-	-	-	-	99.4
Actuarial gains/(losses)	-	-	(252.3)	-	-	-	-	(252.3)
Total Comprehensive income	7,493.1	99.4	(252.3)	-	-	-	-	7,340.2
Options granted on subsidiaries	-	-	-	45.2	(82.6)	-	-	(37.4)
Gains/(losses) of controlling interest	-	-	-	-	0.4	-	-	0.4
Tax on deemed dividends	-	-	-	-	(5.9)	-	-	(5.9)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2020	11,076.5	744.5	(1,473.3)	(5.0)	(73.6)	156.1	(75,414.2)	(64,989.0)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	2,449.7	-	-	-	-	-	-	2,449.7
Cash flow hedges	-	480.8	-	-	-	-	-	480.8
Actuarial gains/(losses)	-	-	341.8	-	-	-	-	341.8
Total Comprehensive income	2,449.7	480.8	341.8	-	-	-	-	3,272.3
Options granted on subsidiaries	-	-	-	(1.9)	-	-	-	(1.9)
Gains/(losses) of controlling interest	-	-	-	-	(46.2)	-	-	(46.2)
Tax on deemed dividends	-	-	-	-	(1.7)	-	-	(1.7)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2021	13,526.2	1,225.3	(1,131.5)	(6.9)	(121.5)	156.1	(75,426.0)	(61,778.3)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	(6,772.2)	-	-	-	-	-	-	(6,772.2)
Cash flow hedges	-	(316.7)	-	-	-	-	-	(316.7)
Actuarial gains/(losses)	-	-	466.5	-	-	-	-	466.5
Total Comprehensive income	(6,772.2)	(316.7)	466.5	-	-	-	-	(6,622.4)
Gains/(losses) of controlling interest	-	-	-	-	(2.8)	-	-	(2.8)
Tax on deemed dividends	-	-	-	-	(6.2)	-	-	(6.2)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2022	6,754.0	908.6	(665.0)	(6.9)	(130.5)	156.1	(75,437.8)	(68,421.5)

Schedule of earnings per share

Million shares	2022	2021	2020
	Common	Common	Common

Weighted average number of shares at December 31 (i)	15,741.9	15,736.9	15,733.1
Effect of shares options	106.7	120.5	134.5
Weighted average number of shares (diluted) at December 31	15,848.6	15,857.4	15,867.6

(i)	Not including treasury shares.

Schedule of calculation of earnings per share

	2022	2021	2020
	Common	Common	Common

Income attributable to the equity holders of Ambev	14,457.9	12,671.0	11,379.4
Weighted average number of shares (non diluted)	15,741.9	15,736.9	15,733.1
Basic EPS (i)	0.9184	0.8052	0.7233

Income attributable to the equity holders of Ambev	14,457.9	12,671.0	11,379.4
Weighted average numbers of shares (diluted)	15,848.6	15,857.5	15,867.6
Diluted EPS (i)	0.9123	0.7991	0.7171

(i)	Expressed in Brazilian Reais.

Schedule of basis of dividends

	2022	2021	2020
Net income, attributable to equity holders of Ambev	14,457.9	12,671.0	11,379.4
Prescribed/(complementary) dividends	20.9	24.7	26.1
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effect of application of IAS 29 (hyperinflation)	3,224.4	2,063.7	1,344.9
Retained earnings basis for dividends and destinations	17,715.0	14,771.2	12,762.2

Dividends and interest on capital distributed and accrued for distribution based on the net income for the year
Dividends and interest on capital paid based on profit	11,999.8	9,499.6	7,716.4
Total of dividends and interest on capital	11,999.8	9,499.6	7,716.4
Percentage of distributed profit	68%	64%	60%